SULLIVAN & WORCESTER LLP LETTERHEAD




                                                              January 29, 2008

VIA EDGAR
---------

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                          The Phoenix Edge Series Fund
                         (Phoenix Mid-Cap Growth Series)
                Preliminary Information Statement on Schedule 14C
                                 CIK 0000792359

Ladies and Gentlemen:

         Enclosed for filing electronically is a preliminary information statement on Schedule 14C for the Phoenix Mid-Cap Growth Series of The Phoenix Edge Series Fund, relating to the change of investment subadvisor for the Series.

         Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1210.

                                          Very truly yours,

                                          /s/ Christine S. Boehm

                                          -------------------------
                                          Christine S. Boehm

Enclosures

cc:      Kathleen A. McGah, Esq.